Pioneer International Equity Fund
Schedule of Investments  |  February 28, 2023

A: PIIFX	C: PCITX	K: PIEKX	Y: INVYX

Schedule of Investments  |  2/28/23
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.5%
	Common Stocks — 94.1% of Net Assets
	Aerospace & Defense — 3.2%
153,712	Hensoldt AG	$ 5,006,444
	Total Aerospace & Defense	$5,006,444
	Auto Components — 1.5%
63,500	Bridgestone Corp.	$ 2,436,561
	Total Auto Components	$2,436,561
	Automobiles — 3.9%
180,273	Stellantis NV	$ 3,154,599
185,000	Subaru Corp.	2,974,271
	Total Automobiles	$6,128,870
	Banks — 14.6%
355,908	ABN AMRO Bank NV (C.V.A.) (144A)	$ 6,286,445
108,702	FinecoBank Banca Fineco S.p.A.	1,879,048
281,953	Grupo Financiero Banorte S.A.B de CV, Class O	2,379,954
131,978	KB Financial Group, Inc.	5,113,974
99,400	Sumitomo Mitsui Financial Group, Inc.	4,349,854
146,923	UniCredit S.p.A.	3,006,117
	Total Banks	$23,015,392
	Beverages — 1.6%
59,957	Diageo Plc	$ 2,549,607
	Total Beverages	$2,549,607
	Capital Markets — 2.2%
47,621	Euronext NV (144A)	$ 3,480,492
	Total Capital Markets	$3,480,492
	Chemicals — 0.8%
12,768	International Flavors & Fragrances, Inc.	$ 1,189,978
	Total Chemicals	$1,189,978
	Construction Materials — 2.5%
82,934	CRH Plc	$ 3,895,325
	Total Construction Materials	$3,895,325
	Containers & Packaging — 0.9%
40,088	Smurfit Kappa Group Plc	$ 1,488,114
	Total Containers & Packaging	$1,488,114
	Diversified Telecommunication Services — 4.7%
199,883	Deutsche Telekom AG	$ 4,488,715
11,681,800	Telkom Indonesia Persero Tbk PT	2,971,437
	Total Diversified Telecommunication Services	$7,460,152
1Pioneer International Equity Fund |  | 2/28/23

Shares		Value
	Electrical Equipment — 4.5%
338,800	Mitsubishi Electric Corp.	$ 3,803,762
20,606	Schneider Electric SE	3,304,977
	Total Electrical Equipment	$7,108,739
	Food & Staples Retailing — 2.5%
21,796(a)+#	Magnit PJSC	$ 66,477
86,900	Seven & i Holdings Co., Ltd.	3,886,540
	Total Food & Staples Retailing	$3,953,017
	Food Products — 2.3%
147,063	Associated British Foods Plc	$ 3,543,223
	Total Food Products	$3,543,223
	Health Care Equipment & Supplies — 1.7%
26,400	Hoya Corp.	$ 2,611,258
	Total Health Care Equipment & Supplies	$2,611,258
	Household Durables — 5.3%
217,454	Ariston Holding NV	$ 2,097,091
170,389	Persimmon Plc	2,962,228
40,000	Sony Group Corp.	3,335,913
	Total Household Durables	$8,395,232
	Household Products — 2.0%
44,572	Reckitt Benckiser Group Plc	$ 3,088,013
	Total Household Products	$3,088,013
	Independent Power and Renewable Electricity Producers — 2.5%
91,804(a)	RWE AG	$ 3,902,210
	Total Independent Power and Renewable Electricity Producers	$3,902,210
	Industrial Conglomerates — 2.4%
14,400	Siemens AG	$ 2,204,138
51,800	Toshiba Corp.	1,601,785
	Total Industrial Conglomerates	$3,805,923
	Insurance — 2.7%
8,981	Zurich Insurance Group AG	$ 4,256,506
	Total Insurance	$4,256,506
	Internet & Direct Marketing Retail — 1.3%
187,200(a)	Alibaba Group Holding, Ltd.	$ 2,057,055
	Total Internet & Direct Marketing Retail	$2,057,055
Pioneer International Equity Fund |  | 2/28/232

Schedule of Investments  |  2/28/23
(unaudited) (continued)
Shares		Value
	Life Sciences Tools & Services — 1.6%
4,114	Lonza Group AG	$ 2,441,564
	Total Life Sciences Tools & Services	$2,441,564
	Metals & Mining — 2.8%
144,800	Barrick Gold Corp.	$ 2,339,934
53,579	Teck Resources, Ltd., Class B	2,138,874
	Total Metals & Mining	$4,478,808
	Oil, Gas & Consumable Fuels — 6.3%
376,454	BP Plc	$ 2,485,871
194,000	Inpex Corp.	2,025,936
396,947+#	Rosneft Oil Co. PJSC	94,649
88,287	Shell Plc (A.D.R.)	5,365,201
	Total Oil, Gas & Consumable Fuels	$9,971,657
	Pharmaceuticals — 7.3%
28,800	Eisai Co., Ltd.	$ 1,553,818
19,043	Merck KGaA	3,611,475
60,875	Pfizer, Inc.	2,469,699
40,277	Sanofi	3,771,419
	Total Pharmaceuticals	$11,406,411
	Professional Services — 2.5%
129,902	RELX Plc	$ 3,905,187
	Total Professional Services	$3,905,187
	Semiconductors & Semiconductor Equipment — 6.2%
38,762(a)	Advanced Micro Devices, Inc.	$ 3,045,918
55,738	Infineon Technologies AG	1,975,654
146,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,420,396
62,100	Ulvac, Inc.	2,380,438
	Total Semiconductors & Semiconductor Equipment	$9,822,406
	Technology Hardware, Storage & Peripherals — 1.2%
41,481	Samsung Electronics Co., Ltd.	$ 1,894,169
	Total Technology Hardware, Storage & Peripherals	$1,894,169
	Textiles, Apparel & Luxury Goods — 1.5%
2,750	LVMH Moet Hennessy Louis Vuitton SE	$ 2,289,485
	Total Textiles, Apparel & Luxury Goods	$2,289,485
3Pioneer International Equity Fund |  | 2/28/23

Shares		Value
	Trading Companies & Distributors — 1.6%
39,034(a)	AerCap Holdings NV	$ 2,437,283
	Total Trading Companies & Distributors	$2,437,283
	Total Common Stocks (Cost $135,188,781)	$148,019,081

	Preferred Stock — 0.4% of Net Assets
	Oil, Gas & Consumable Fuels — 0.4%
119,000(b)	Petroleo Brasileiro S.A.	$ 573,696
	Total Oil, Gas & Consumable Fuels	$573,696
	Total Preferred Stock (Cost $639,240)	$573,696

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 3.9% of Net Assets
3,215,000(c)	U.S. Treasury Bills, 6/1/23	$ 3,176,446
3,000,000(c)	U.S. Treasury Bills, 8/24/23	2,928,268
	Total U.S. Government and Agency Obligations (Cost $6,105,671)	$6,104,714

Shares
	SHORT TERM INVESTMENTS — 1.1% of Net Assets
	Open-End Fund — 1.1%
1,822,226(d)	Dreyfus Government Cash Management, Institutional Shares, 4.47%	$ 1,822,226
		$1,822,226
	TOTAL SHORT TERM INVESTMENTS (Cost $1,822,226)	$1,822,226
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.5% (Cost $143,755,918)	$156,519,717
	OTHER ASSETS AND LIABILITIES — 0.5%	$719,683
	net assets — 100.0%	$157,239,400

Pioneer International Equity Fund |  | 2/28/234

Schedule of Investments  |  2/28/23
(unaudited) (continued)
(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates)
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 28, 2023, the value of these securities amounted to $9,766,937, or 6.2% of net assets.
(a)	Non-income producing security.
(b)	Issued as preference shares.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Rate periodically changes. Rate disclosed is the 7-day yield at February 28, 2023.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Magnit PJSC	7/23/2020	$1,482,582	$66,477
Rosneft Oil Co. PJSC	6/23/2021	3,131,033	94,649
Total Restricted Securities			$161,126
% of Net assets			0.1%
Distribution of investments by country of domicile (excluding short-term investments) as a percentage of total investments in securities, is as follows:
Japan	20.0%
United Kingdom	15.4%
Germany	13.7%
Netherlands	8.4%
United States	8.3%
France	6.1%
Ireland	5.1%
South Korea	4.5%
Italy	4.5%
Switzerland	4.3%
Canada	2.9%
Indonesia	1.9%
Taiwan	1.6%
Mexico	1.5%
China	1.3%
Other (individually less than 1%)	0.5%
100.0%
5Pioneer International Equity Fund |  | 2/28/23

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of February 28, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$2,379,954	$20,635,438	$—	$23,015,392
Chemicals	1,189,978	—	—	1,189,978
Food & Staples Retailing	—	3,886,540	66,477	3,953,017
Metals & Mining	2,138,874	2,339,934	—	4,478,808
Oil, Gas & Consumable Fuels	5,365,201	4,511,807	94,649	9,971,657
Pharmaceuticals	2,469,699	8,936,712	—	11,406,411
Semiconductors & Semiconductor Equipment	3,045,918	6,776,488	—	9,822,406
Trading Companies & Distributors	2,437,283	—	—	2,437,283
All Other Common Stocks	—	81,744,129	—	81,744,129
Preferred Stock	573,696	—	—	573,696
U.S. Government and Agency Obligations	—	6,104,714	—	6,104,714
Open-End Fund	1,822,226	—	—	1,822,226
Total Investments in Securities	$21,422,829	$134,935,762	$161,126	$156,519,717
During the period ended February 28, 2023, there were no significant transfers in or out of Level 3.
Pioneer International Equity Fund |  | 2/28/236